Share-based Compensation Expense - Schedule of Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Dec. 31, 2021	Jan. 01, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised			(289)	(116)
Starry, Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning balance		8,089,996			8,089,996
Expired					(66,616)
Granted					1,295,362
Exercised					(600,943)
Cancelled or forfeited					(660,714)
Outstanding, Ending balance	8,057,085				8,057,085
Exercisable, Beginning balance		4,614,863			4,614,863
Exercisable, Ending balance	5,262,716				5,262,716
Outstanding, Beginning balance		$ 1.79			$ 1.79
Expired					2.39
Granted					7.23
Exercised					1.25
Cancelled or forfeited					3.15
Outstanding, Ending balance	$ 2.55				2.55
Exercisable, Beginning balance		$ 1.14			1.14
Exercisable, Ending balance	$ 1.47				$ 1.47
Outstanding, Weighted, Average Remaining Contractual Term	6 years 6 months	7 years 3 months 18 days
Exercisable, Weighted Average Remaining Contractual Term	5 years 4 months 24 days	6 years 2 months 12 days
Outstanding, Beginning balance		$ 11,053			$ 11,053
Outstanding, Ending balance	$ 58,469				58,469
Exercisable, Beginning balance		$ 9,371			9,371
Exercisable, Ending balance	$ 44,060				$ 44,060